USAA         9800 Fredericksburg Road
EAGLE        San Antonio, TX 78288
LOGO (r)

December 21, 2011
VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:USAA Mutual Funds Trust
1933 Act File No. 33-65572
1940 Act File No. 811-7852

Dear Sir/Madam:

Pursuant to Rule 497(e) of the Securities Act of 1933, the aforementioned Registrant hereby submits for filing interactive data relating to the supplement filed with the Securities and Exchange Commission on December 1, 2011, under Rule 497(e) (Accession No. 0000908695-11-000268) to the High-Yield Opportunities Fund's prospectus Dated December 1, 2011.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A and Rule 497(e).

If you have any questions with respect to the enclosed, please contact me at (210) 498-4628.

Sincerely,

                                                                                                       /s/ James G. Whetzel
                                                                                                James G. Whetzel
Assistant Secretary
USAA Mutual Funds Trust
Enclosure
cc:  K&L Gates LLP

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT

Exhibit – 101.INS	Instance Document
Exhibit – 101.SCH	Schema Document
Exhibit – 101.DEF	Definition Linkbase Document
Exhibit – 101.LAB	Label Linkbase Document
Exhibit – 101.PRE	Presentation Linkbase Document